SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	9 Months Ended
Mar. 31, 2024
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Schedule of transactions between the group and related parties, and the related balances owed

		Value of transactions for the period ended
Party	Transaction type	03/31/2024	03/31/2023
Joint ventures and associates	Sales and services	19,404,971	24,927,813
Joint ventures and associates	Purchases of goods and services	(20,951,684)	(48,561,129)
Key management personnel	Salaries, social security benefits and other benefits	(4,425,476)	(3,963,332)
Key management personnel	Sales and services	—	572,136
Shareholders and other related parties	Sales of goods and services	7,156,388	597,950
Shareholders and other related parties	Purchases of goods and services	(1,401,698)	(2,239,972)
Shareholders and other related parties	In-kind contributions	2,115,109	1,429,089
Shareholders and other related parties	Interest expenses	—	19,513
Parent company and related parties to Parent (Note 6.6)	Interest expenses	(255,816)	(426,667)
Total		1,641,794	(27,644,599)

		Amounts receivable from related parties
Party	Transaction type	03/31/2024	06/30/2023
Shareholders and other related parties	Trade debtors	1,135,342	—
Shareholders and other related parties	Other receivables	3,214,782	3,792,429
Joint ventures and associates	Trade debtors	—	865,627
Joint ventures and associates	Other receivables	8,519,497	6,334,219
Total		12,869,621	10,992,275

		Amounts payable to related parties
Party	Transaction type	03/31/2024	06/30/2023
Parent company and related parties to Parent	Trade creditors	(206,962)	(644,191)
Parent company and related parties to Parent	Net loans payables	(3,713,056)	(3,491,691)
Key management personnel	Salaries, social security benefits and other benefits	(83,918)	(218,068)
Shareholders and other related parties	Trade and other payables	(90,765)	(35,292)
Joint ventures and associates	Trade creditors	(60,463,450)	(41,402,594)
Total		(64,558,151)	(45,791,836)